Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST EAGLE COMPLETION FUND TRUST
Entity Central Index Key	0002060415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000261678
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Completion Fund
Trading Symbol	FHCMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.
Additional Information Phone Number	844-422-3367
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Six Months?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle High Yield Municipal Completion Fund	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
AssetsNet	$ 16,063,598
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	19.62%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,063,598 Number of Portfolio Holdings80 Portfolio Turnover Rate19.62%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Not annualized.